Analysis of changes in financing activities during the year (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of changes in financing during the year [Abstract]
Table of Analysis of changes in financing during the year
The following chart provides a reconciliation between the opening and closing balances for liabilities arising from financing activities:

	2020	2019
Debt securities issued
Opening balance	13,390,515	5,180,604
Gain of control over subsidiaries	—	5,054,024
New borrowings	4,691,050	11,710,741
Debt payments	(8,260,445)	(6,054,607)
Interests and adjustments accrued	3,540,061	5,716,480
Interests paid	(3,910,199)	(3,362,337)
Inflation effect on debt securities issued	(5,331,472)	(4,854,390)

Closing balance	4,119,510	13,390,515